April 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	Highland Funds II (“Trust”) (File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated April 9, 2013 for the Highland Global Allocation Fund (formerly Pyxis Core America Equity Fund) does not differ from that contained in Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 9, 2013 (Accession No. 0001193125-13-147859).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Adams
E. Powell
D. Norris